As filed with the Securities and Exchange Commission on 9/4/2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(609) 731-6256
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

SGI Enhanced Market Leaders ETF
LDRX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period ofJanuary 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$32	0.63%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$181,064,135
Number of Holdings	40
Portfolio Turnover	0%
Visit https://sgiam.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of net assets)
Microsoft Corp.	9.0%
Apple, Inc.	6.0%
Oracle Corp.	6.0%
JPMorgan Chase & Co.	5.8%
Abbott Laboratories	5.3%
Moody’s Corp.	4.7%
Emerson Electric Co.	4.4%
Air Products and Chemicals, Inc.	4.3%
Union Pacific Corp.	4.1%
Walt Disney Co.	4.1%

Top Sectors*	(% of net assets)
Information Technology	27.1%
Financials	13.9%
Industrials	12.1%
Health Care	11.5%
Communication Services	10.5%
Consumer Staples	6.9%
Materials	6.8%
Consumer Discretionary	6.0%
Energy	3.9%
Cash & Other	1.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective May 5, 2025, Summit Global Investments LLC (the “Adviser”) serves as the investment adviser to the Fund.  SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Fund.
Changes to Fund’s Investment Objective or Goals:
The investment objective of the Fund is to seek capital appreciation and current income.
SGI Enhanced Market Leaders ETF	PAGE 1	TSR-SAR-74933W189

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
David Harden and Aash Shah serve as Portfolio Managers of the Fund.
Changes to Fund’s Principal Risks:
Affiliated Fund Risk, Common Stock Risk, Convertible Securities Risk,  Cyber Security Risk, Derivatives Risk, Dividend-Paying Securities Risk, Equity Markets Risk, ETF Risk, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk, Cash Transactions Risk, Secondary Market Trading Risk, Shares May Trade at Prices Other Than NAV Risk, Inflation and Deflation Risk, Investment Companies and ETFs Risk, Large-Cap Companies Risk, Large Shareholder Risk, Leverage Risk, Liquidity Risk, Management Risk, Market Risk, Non-Diversification Risk, Opportunity Risk, Options Risk, Over-the-Counter Risk, Price Participation Risk, Referenced Index Risk, Securities Lending Risk, Temporary Investments,  U.S. Government Obligations Risk, Valuation Risk, Warrants Risk are the principal risks of the Fund.
Changes to Shareholder Fees (fees paid directly from your investment).
The Fund pays the Adviser a Unitary Management fee that is computed and paid monthly at an annual rate of 0.50%
Changes to the Fund’s Principal Investment Strategy:
80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies, which the Fund considers to be those companies listed within the Russell 1000® Index or  S&P 500® Index. The Fund also uses an actively traded put and call options strategy that writes/sells options with deep out-of-the-money strike prices generally having an expiration date within 1-7 days to generate income.
Fund Name Change:
Effective May 5, 2025, the Chestnut Street Exchange Fund was reorganized into the Fund.
Other Material Fund Changes:
This is a newly managed exchange traded fund managed by the Adviser. There have been no material changes since it launched on May 5, 2025.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Cohen & Company, Ltd.  to  Tait, Weller, & Baker, LLP
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Market Leaders ETF	PAGE 2	TSR-SAR-74933W189

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.
1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SGI ENHANCED MARKET LEADERS ETF

of

The RBB Fund, Inc.

Financial Statements

June 30, 2025
(Unaudited)

SGI Enhanced Market Leaders ETF

Portfolio of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Banks — 9.2%
Bank of America Corp.	39,162	$1,853,146
JPMorgan Chase & Co.	36,127	10,473,579
Wells Fargo & Co.	54,993	4,406,039
		16,732,764
Capital Goods — 8.0%
3M Co.	18,511	2,818,114
Emerson Electric Co.	60,090	8,011,800
GE Vernova, Inc.	2,350	1,243,502
General Electric Co.	9,394	2,417,922
		14,491,338
Consumer Discretionary Distribution & Retail — 5.3%
Amazon.com, Inc. (a)	16,627	3,647,798
Home Depot, Inc.	16,355	5,996,397
		9,644,195
Consumer Durables & Apparel — 0.7%
NIKE, Inc. - Class B	17,148	1,218,194
Consumer Staples Distribution & Retail — 2.4%
Walmart, Inc.	44,745	4,375,166
Energy — 3.9%
Exxon Mobil Corp.	47,669	5,138,718
Schlumberger NV	57,573	1,945,968
		7,084,686
Financial Services — 4.7%
Moody’s Corp.	17,009	8,531,544
Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.	12,550	735,807
Mondelez International, Inc. - Class A	8,716	587,807
PepsiCo, Inc.	30,425	4,017,317
Philip Morris International, Inc.	12,550	2,285,731
		7,626,662
Health Care Equipment & Services — 5.6%
Abbott Laboratories	70,234	9,552,527
GE HealthCare Technologies, Inc.	3,132	231,987
Solventum Corp. (a)	4,630	351,139
		10,135,653
Household & Personal Products — 0.3%
Kenvue, Inc.	26,315	550,773
Materials — 6.8%
Air Products and Chemicals, Inc.	27,493	7,754,676
Cabot Corp.	60,036	4,502,700
		12,257,376
Media & Entertainment — 10.5%
Alphabet, Inc. - Class A	42,314	$7,456,996
Comcast Corp. - Class A	97,183	3,468,462
Paramount Global - Class B	41,481	535,105
Walt Disney Co.	60,325	7,480,903
		18,941,466
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
Johnson & Johnson	41,906	6,401,142
Merck & Co., Inc.	54,728	4,332,268
		10,733,410
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	157,541	3,528,918
Software & Services — 18.3%
Check Point Software Technologies Ltd. (a)	27,273	6,034,151
Microsoft Corp.	32,710	16,270,281
Oracle Corp.	49,438	10,808,630
		33,113,062
Technology Hardware & Equipment — 6.8%
Apple, Inc.	53,342	10,944,178
Cisco Systems, Inc.	19,671	1,364,774
		12,308,952
Transportation — 4.1%
Union Pacific Corp.	32,632	7,507,970
TOTAL COMMON STOCKS (Cost $19,216,232)		178,782,129
EXCHANGE TRADED FUNDS — 1.2%
iShares Core S&P 500 ETF	1,741	1,080,987
iShares S&P 100 ETF	3,587	1,091,703
TOTAL EXCHANGE TRADED FUNDS (Cost $2,044,342)		2,172,690

The accompanying notes are an integral part of the financial statements.

SGI Enhanced Market Leaders ETF

Portfolio of Investments (CONCLUDED)

June 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 4.25% (b)	175,763	$175,763
TOTAL SHORT-TERM INVESTMENTS (Cost $175,763)		175,763
TOTAL INVESTMENTS — 100.0% (Cost $21,436,337)		181,130,582
Liabilities in Excess of Other Assets — (0.0)% (c)		(66,447)
TOTAL NET ASSETS — 100.0%		$181,064,135

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

SGI ENHANCED MARKET LEADERS ETF
ASSETS
Investments, at fair value
Unaffiliated investments (cost $21,436,337)	$181,130,582
Receivables for:
Investments sold	1,289,058
Dividends and interest	136,136
Prepaid and other expenses	8,101
Total Assets	$182,563,877

LIABILITIES
Payables for:
Advisory fees	73,528
Capital shares redeemed	1,322,532
Broker interest	230
Other accrued expenses and liabilities	103,452
Total Liabilities	1,499,742
Net assets	$181,064,135

NET ASSETS CONSIST OF:
Par value	$6,161
Paid-in capital	16,741,577
Total distributable earnings/(losses)	164,316,397
Net assets	$181,064,135

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,160,830
Net asset value and redemption price per share	$29.39

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE Six Months ENDED June 30, 2025 (Unaudited)

SGI ENHANCED MARKET LEADERS ETF
INVESTMENT INCOME
Dividends	$1,523,100
Total investment income	1,523,100

EXPENSES
Advisory fees	194,391
Legal fees	126,837
Administration and accounting fees	105,563
Officer fees	47,904
Transfer agent fees	17,127
Director fees	15,996
Audit and tax service fees	9,803
Custodian fees	5,161
Printing and shareholder reporting fees	2,359
Other expenses	11,688
Total expenses	536,829
Net investment income/(loss)	986,271

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	3,460,883
Written options	(182)
Net realized gain from redemption in-kind	1,154,908
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,129,541
Net realized and unrealized gain/(loss) on investments	9,745,150
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,731,421

The accompanying notes are an integral part of the financial statements.

SGI Enhanced Market Leaders ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)	FOR THE YEAR ENDED DECEMBER 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$986,271	$2,208,685
Net realized gain/(loss) on investments
Unaffiliated investments	3,460,883	—
Written options	(182)	—
Net realized gain from redemption in-kind	1,154,908	7,497,629
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,129,541	11,040,746
Net increase/(decrease) in net assets resulting from operations	10,731,421	20,747,060

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(979,728)	(2,235,984)
Net decrease in net assets from dividends and distributions to shareholders	(979,728)	(2,235,984)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	808,495	213,842
Reinvestment of distributions	54,221	—
Shares redeemed	(4,965,878)	(7,784,477)
Net increase/(decrease) in net assets from capital shares	(4,103,162)	(7,570,635)
Total increase/(decrease) in net assets	5,648,531	10,940,441

NET ASSETS:
Beginning of period	175,415,604	164,475,163
End of period	$181,064,135	$175,415,604

SHARES TRANSACTIONS:(a)
Shares sold	56,758	7,720
Shares reinvested	1,960	—
Shares redeemed	(130,928)	(290,160)
Net increase/(decrease) in shares outstanding	(72,210)	(282,440)

(a)	Share activity prior to April 21, 2025 has been adjusted to reflect the impact of the 40 for 1 share split that occurred on that date.

The accompanying notes are an integral part of the financial statements.

SGI Enhanced Market Leaders ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended June 30, 2025 (UNAUDITED)(1)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period	$28.14		$25.24	$21.59	$25.62	$21.50	$19.91
Net investment income/(loss) (2)	0.40		0.35	0.34	0.34	0.27	0.24
Net realized and unrealized gain/(loss) from investments	1.01		2.90	3.67	(4.02)	4.13	1.59
Net increase/(decrease) in net assets resulting from operations	1.41		3.25	4.01	(3.68)	4.40	1.83
Dividends and distributions to shareholder from:
Net investment income	(0.16)		(0.35)	(0.36)	(0.35)	(0.28)	(0.24)
Total dividends and distributions to shareholders	(0.16)		(0.35)	(0.36)	(0.35)	(0.28)	(0.24)
Net asset value, end of period	$29.39		$28.14	$25.24	$21.59	$25.62	$21.50
Market value, end of period	$29.41		—	—	—	—	—
Total investment return/(loss) on net asset value (3)	6.23	%(4)	12.92%	18.71%	(14.34)%	20.54%	9.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$181,064		$175,416	$164,475	$161,818	$213,527	$209,441
Ratio of expenses to average net assets	0.63	%(5)	0.48%	0.52%	0.47%	0.56%	0.81%
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.63	%(5)	0.48%	0.52%	0.47%	0.57%	0.83%
Ratio of net investment income/(loss) to average net assets	1.15	%(5)	1.29%	1.51%	1.53%	1.11%	1.26%
Portfolio turnover rate	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%

*	Per share amounts have been adjusted to reflect the impact of the 40 for 1 share split that occurred on April 21, 2025.
(1)

Effective as of the close of business on May 2, 2025 the Fund acquired all the assets and liabilities of the Chesnut Street Exchange Fund (the “Predecessor Fund”) as of June 30, 2025. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

SGI Enhanced Market Leaders ETF

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has 71 separate investment portfolios, including the SGI Enhanced Market Leader ETF (the “Fund”).

Effective as of the close of business on May 2, 2025, the Chestnut Street Exchange Fund (the “Predecessor Fund”), an open-end management investment company established as a California Limited Partnership, was reorganized into the Fund as a new series of RBB in a tax-free reorganization (the “Reorganization”). The Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund, which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The agreement and plan of reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on April 9, 2025. The Predecessor Fund commenced operations on December 29, 1976. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
$166,962,449	$166,921,998	$146,065,549	6,175,830

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek capital appreciation and current income.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$178,782,129	$—	$—	$178,782,129
Exchange Traded Funds	2,172,690	—	—	2,172,690
Money Market Funds	175,763	—	—	175,763
Total Investments	$181,130,582	$—	$—	$181,130,582

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund’s may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period included options.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Realized Gain (Loss)
SGI Enhanced Market Leaders ETF	Written Options	Net realized gain/(loss) from written options	$(182)
Total Realized Gain/(Loss)			$(182)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty and master netting arrangement.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Trust (the “Trust”), a series trust of affiliated funds. Expenses

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18F-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Fund’s written options are exchange-traded options.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expect the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective May 5, 2025, Summit Global Investments LLC serves as the Adviser to the Fund. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund (the “Advisory Agreement”). The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.50% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under the Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution, and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of the Fund.

Prior to May 5, 2025, pursuant to an investment advisory agreement with Mitchell Sinkler &, Inc. (“MS&S”) on behalf of the Managing General Partners of the Predecessor Fund (the “Prior Advisory Agreement”), the Predecessor Fund compensated MS&S at an annual rate of 0.10% of the average daily net assets of the Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Effective May 5, 2025, under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

There were no purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) for the period ended June 30, 2025.

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Continued)

June 30, 2025 (Unaudited)

4. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of the Fund have equal rights and privileges.

Effective May 5, 2025, the Fund underwent a 40 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 40:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights have been retroactively adjusted to reflect this share split.

5. INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

6. FEDERAL INCOME TAX INFORMATION

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the years 2023 and 2024, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.

During the year ended December 31, 2024, the Fund utilized no capital loss carryover from prior years and has no capital loss carryover as of December 31, 2024.

SGI Enhanced Market Leaders ETF

Notes to Financial Statements (Concluded)

June 30, 2025 (Unaudited)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2021–2024) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$18,738,569
Gross unrealized appreciation	154,858,907
Gross unrealized depreciation	(294,203)
Net unrealized appreciation	$154,564,704

At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment loss	$—
Accumulated net realized gain	—
Net unrealized appreciation on investments	154,564,704
$154,564,704

On December 31, 2024, distributable earnings were decreased by $7,497,536 and additional paid in capital was increased by $7,497,536 due to permanent book and tax treatment of realized gains and losses attributable to redemptions in kind and differences in book and tax cost of securities. Net Assets of the Fund were unaffected by this change.

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2024 and 2023 were as follows:

	2024	2023
Ordinary income	$2,208,778	$2,454,366
Return of capital	$27,206	$—
Distributed to partners	$2,235,984	$2,454,366

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring recognition or disclosure.

SGI Enhanced Market Leaders ETF

Other Information (Unaudited)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.sgiam.com.

Approval of Agreements and Other Actions in Connection with the Approval of the New SGI Enhanced Market Leaders ETF

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Summit Global Investments, LLC (“SGI”) and the Company, on behalf of the new SGI Enhanced Market Leaders ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between SGI and SG Trading Solutions, LLC (“SGTS”), on behalf of the Fund at a meeting held on September 11-12, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by SGI and SGTS, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and SGI with respect to the Funds, and the Sub-Advisory Agreement among the Company, SGI and SGTS with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of SGI and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of SGI or SGTS were present. The Directors considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by SGI and SGTS; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) SGI’s and SGTS’s investment philosophies and processes; (iv) SGI’s and SGTS’s assets under management and client descriptions; (v) SGI’s and SGTS’s soft dollar commission and trade allocation policies, as applicable; (vi) SGI’s and SGTS’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) SGI’s and SGTS’s compliance procedures; (viii) SGI’s and SGTS’s financial information and insurance coverage; (ix) SGI’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

SGI Enhanced Market Leaders ETF

Other Information (Unaudited) (Concluded)

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by SGI and SGTS. The Directors concluded that SGI and SGTS had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that SGI would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of SGI’s own fees and resources.

After reviewing the information regarding SGI’s and SGTS’s estimated costs, profitability and economies of scale, and after considering the services to be provided by SGI and SGTS, the Directors concluded that the investment advisory fees to be paid by the Fund to SGI and the sub-advisory fees to be paid by SGI to SGTS were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

PROXY VOTING RESULTS

A special meeting of partners (the “Special Meeting”) of the Chestnut Street Exchange Fund (the “Predecessor Fund”) was held on April 9, 2025.

At the Special Meeting, partners of the Predecessor Fund voted on proposal 1 to approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between the Company, on behalf of the Fund, and the Predecessor Fund providing for (i) the acquisition by the Fund of all of the assets and assumption of the liabilities of the Predecessor Fund, in exchange solely for shares of the Fund; (ii) the pro rata distribution of such shares to the partners of the Predecessor Fund; and (iii) the complete liquidation and dissolution of the Predecessor Fund. At the Special Meeting, the proposal was approved by partners of the Predecessor Fund as follows:

	Number of Votes For	Number of Votes Against	Number of Votes Abstain
Proposal	83,041	7,629	4,555

Proposal 2 was approved by partners of the Predecessor Fund as follows: to transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

	Number of Votes For	Number of Votes Against	Number of Votes Abstain
Proposal	84,408	7,856	2,961

Accordingly, partners of the Predecessor Fund approved the Plan of Reorganization at the Special Meeting on April 9, 2025.

The reorganization contemplated by the Plan of Reorganization occurred as of 4:00 p.m. Eastern time on May 2, 2025.

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	8/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	8/28/2025

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	8/28/2025

*	Print the name and title of each signing officer under his or her signature.
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